Supplemental information to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows
Non-cash investing and financing transactions that, appropriately, are not reflected in the consolidated statement of cash flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2025	2024	2023
Transfers from loans to other assets for other real estate owned	$1	$2	$2
Change in assets of consolidated investment management funds	27	365	317
Change in liabilities of consolidated investment management funds	4	4	—
Change in nonredeemable noncontrolling interests of consolidated investment management funds	49	309	43
Securities purchased not settled	219	170	174
Securities matured not settled	—	—	1,840
Available-for-sale securities transferred to held-to-maturity	1,497	3,691	—
Premises and equipment/operating lease obligations	239	203	251
Excise tax on share repurchases	24	26	28
Amortization of preferred stock discount	10	—	—